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April 2, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard International Equity Index Funds (the Trust)
     File No.  33-32548

Commissioners:

Enclosed is the 57th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this amendment is to add a new series to the Trust. The new series, which will offer Investor, Institutional, and ETF shares, is Vanguard Global Stock Index Fund. The outside front cover of the Fund's prospectuses will include the pre-effective language required by Rule 481(b)(2). This Post-Effective Amendment No. 57 to the Trust's registration statement is identical to Post-Effective Amendment No. 56 filed earlier today, except that this Post-Effective Amendment No. 57 sets forth on the cover page of the registration statement the intended effective date of June 16, 2008.

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of June 16, 2008 for this amendment. Within the next seventy-five (75) days, Vanguard will also be submitting a Rule 485(b) filing which will include text addressing any SEC comments as well as a number of non-material editorial changes. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing, so it goes effective concurrently with this 485(a) filing, on June 16, 2008.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.



Sincerely,




Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc



Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission